Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2018
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Prepayments and Other Current Assets
27.	PREPAYMENTS AND OTHER CURRENT ASSETS

The nature of prepayments and other current assets, net of credit loss allowance, are as follows:

	Note		2017	2018
Receivables for the sales of mobile handsets, net of allowance	21	(a)	2,221	—
Prepaid rental			2,305	2,207
Deposits and prepayments			1,579	1,847
Advances to employees			20	22
VAT recoverable	(i)		4,948	4,568
Prepaid enterprise income tax			438	312
Others			2,290	2,150

			13,801	11,106

(i)	VAT recoverable includes the input VAT and prepaid VAT that can be deducted within one year.

Prepayments and other current assets are expected to be recovered or recognized as expenses within one year.

As of December 31, 2018, there was no significant impairment for the prepayments and other current assets.